Contract Assets - Schedule of Assets Related to Contracts with Customers (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Contract Assets [Abstract]
Contract assets	$ 4,686	$ 1,460	$ 162